PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment
Property and equipment consist of the following:
(in thousands)	December 31, 2023	December 31, 2022
Property and equipment
Furniture and equipment	$34.5	$34.5
Computer equipment	120.8	118.6
Accumulated depreciation	(126.1)	(65.7)
Property and equipment, net	$29.2	$87.4